Commitments and Contingencies	12 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Note 8 - Commitments and Contingencies

Office Leases

On July 25, 2016 and September 15, 2016 respectively the Company entered into lease agreements for two individual corporate offices at Tower 1, Avenue 3, The Horizon, Bangsar South City, Kuala Lumpur, Malaysia 59200. The leased premises occupy a total of 5,652 square feet on level 1 and 5,773 square feet on level 5, and each allowed for one month free rent in order to renovate and occupy the space.

Under the terms of the lease(s) the Company will pay monthly rent of $7,242 USD (RM$31,086) for Level 1 and $7,397 USD (RM$31,752) for Level 5, and shall be responsible for all monthly utilities. The Company has recorded deferred rent for each of the Level 1 and Level 5 leases in the amount of one month's rent respectively for each of the leases in order to account for the free month of occupancy included in the terms of the lease. Deferred rent is being amortized over the term of the lease(s). Security deposits of two months' rent for Level 1 and Level 5 totaling $43,917 USD (RM$188,513), and a deposit for utilities with a cumulative total of $7,320 USD (RM$31,419) were remitted by a related party.

During the fiscal year ended June 30, 2018 and 2017 the Company expended a total of $139,872 (MYR 569,993) and $170,558 (MYR 730,963) with respect to all of its leasing obligations. During the year ended June 30, 2018, the Company terminated all of its outstanding lease obligations. All deposits under the office leases were forfeited to the landlord as required under the leases upon early termination.

Other matters

The Company is currently in negotiations with a related party, Nami Development Corp., in order to provide the Company with administrative support in the form of a management fee contract. The Company expects that it will obtain both executive and staff level support, office space and computer and other office equipment for all administrative functions sometime in the fiscal year ended September 30, 2019.

From time to time the Company may be subject to proceedings, lawsuits, and other claims related to government agencies, operations, shareholders and contracts. The Company is required to assess the likelihood of any adverse judgments or outcomes to these matters as well as potential ranges of probable losses. A determination of the amount of accrual required, if any, for these contingencies is made after analysis of each matter. The required accrual, if any, may change in the future due to new developments in each matter or changes in settlement strategies. The Company does not believe that there are presently any such matters that will have a material adverse effect on its financial condition or results of operations.